CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares
Current assets
Short-term financing receivables, allowance for credit losses	¥ 198,694	¥ 102,124
Short-term contract assets and service fees receivable, allowance for credit losses	259,054	409,590
Non-current assets
Long-term financing receivables, allowance for credit losses	3,723	1,820
Long-term contract assets and service fees receivable, allowance for credit losses	14,569	30,919
Other assets, allowance of credit losses	227,747	231,446
Prepayment of share subscription to related parties	38,091	0
Current liabilities
Accounts payable	101,178	74,443
Amounts due to related parties	8,708	10,927
Short-term borrowings and current portion of long-term borrowings	905,791	690,772
Short-term funding debts	2,440,685	2,754,454
Deferred guarantee Income	1,305,911	975,102
Contingent guarantee liabilities	544,191	1,079,000
Accruals and other current liabilities	4,371,484	4,019,676
Non-current liabilities
Long-term borrowings	566,015	585,024
Long-term funding debts	850,590	1,197,211
Deferred tax liabilities	105,212	91,380
Other long-term liabilities	¥ 10,567	¥ 22,784
Treasury stock | shares	51,843,198	44,369,636
Class A Ordinary Shares
Non-current liabilities
Common stock, par value | ¥ / shares	¥ 0.0001	¥ 0.0001
Common stock, shares authorized | shares	1,889,352,801	1,889,352,801
Common stock, shares issued | shares	319,554,412	309,554,410
Common stock, shares outstanding | shares	263,659,604	265,184,774
Class B Ordinary Shares
Non-current liabilities
Common stock, par value | ¥ / shares	¥ 0.0001	¥ 0.0001
Common stock, shares authorized | shares	110,647,199	110,647,199
Common stock, shares issued | shares	71,342,227	71,342,227
Common stock, shares outstanding | shares	71,342,227	71,342,227
VIEs
Current liabilities
Accounts payable	¥ 99,703	¥ 72,698
Amounts due to related parties	8,708	10,927
Short-term borrowings and current portion of long-term borrowings	592,196	331,281
Short-term funding debts	2,440,685	2,754,454
Deferred guarantee Income	968,405	786,793
Contingent guarantee liabilities	438,837	876,614
Accruals and other current liabilities	3,655,306	2,790,265
Non-current liabilities
Long-term borrowings	566,015	585,024
Long-term funding debts	850,590	1,197,211
Deferred tax liabilities	103,470	63,164
Other long-term liabilities	¥ 4,591	¥ 15,646